Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-term Debt, Unclassified [Abstract]
Long-Term Debt
LONG-TERM DEBT

During 2011, we issued $5.647 billion of medium-term notes, of which $4.228 billion were at fixed interest rates and $1.419 billion were at floating interest rates, primarily indexed to LIBOR.  At December 31, 2011, the outstanding medium-term notes had remaining maturities ranging up to 17 years.

Long-term debt outstanding as of December 31, was comprised of the following:

(Millions of dollars)	2011		2010		2009
	Balance	Avg. Rate	Balance	Avg. Rate	Balance	Avg. Rate
Medium-term notes	$20,058	3.9%	$17,690	4.6%	$20,271	4.6%
Unamortized discount	(10)		(9)		(13)
Medium-term notes, net	20,048		17,681		20,258
Bank borrowings	1,583	3.7%	1,603	3.8%	1,265	5.4%
Secured Borrowings	—		78	4.9%	—
Total	$21,631		$19,362		$21,523

Long-term debt outstanding as of December 31, 2011, matures as follows:

(Millions of dollars)
2012	$5,102
2013	5,816
2014	4,664
2015	987
2016	1,775
Thereafter	3,287
Total	$21,631

The above table includes $220 million of medium-term notes that could be called by us at some point in the future at par value.